Description of Organization and Business Operations (Details) - USD ($)					3 Months Ended	12 Months Ended
	Jan. 26, 2023	Jan. 03, 2023	Dec. 20, 2022	Oct. 08, 2021	Mar. 31, 2023	Dec. 31, 2022	Jan. 27, 2023	Aug. 16, 2022	Dec. 31, 2021
Description of Organization and Business Operations (Details) [Line Items]
Deferred underwriting fees payable				$ 9,150,000
Investment of cash in trust account				$ 178,500,000
Cash deposited in trust account per unit (in Dollars per share)				$ 10.2
Term of restricted investments				185 days
Redemption value per share (in Dollars per share)					$ 10.2	$ 10.2
Minimum net worth to consummate business combination					$ 5,000,001	$ 5,000,001
Aggregate of share percentage					20.00%	20.00%
Assets held in trust non current									$ 178,499,615
Public Shares issued					$ 88	88			88
Expenses payable on dissolution					$ 100,000	$ 100,000
Value per share to be maintained in the trust account (in Dollars per share)					$ 10.2	$ 10.2
Excise tax percentage								1.00%
Cash					$ 178,093	$ 475,870			1,098,573
Assets held-in-trust, current						41,665,974
Net working capital					$ 2,295,644	$ 1,605,546
Temporary equity, redemption price per share (in Dollars per share)					$ 10.53	$ 10.45			$ 10.2
Assets held-in-trust, current					$ 14,031,783
Minimum [Member]
Description of Organization and Business Operations (Details) [Line Items]
Fair market value as percentage of net assets held in trust account included in initial business combination					80.00%	80.00%
Post-transaction ownership percentage of the target entity					50.00%	50.00%
Temporary equity, redemption price per share (in Dollars per share)	$ 10.26
Maximum [Member]
Description of Organization and Business Operations (Details) [Line Items]
Temporary equity, redemption price per share (in Dollars per share)	$ 10.34
Unsecured promissory note [Member]
Description of Organization and Business Operations (Details) [Line Items]
Assets held in trust non current					$ 550,000	$ 325,000
Marketable Securities [Member]
Description of Organization and Business Operations (Details) [Line Items]
Assets held-in-trust, current						41,665,974
IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Units issued during the period shares (in Shares)				15,500,000
Unit price per share (in Dollars per share)				$ 10
Proceeds from initial public offering gross				$ 155,000,000
Deferred underwriting fees payable				9,150,000
Offering costs				12,729,318
Underwriting fees				2,635,000
Other costs				$ 944,318
Public Shares issued					$ 1,288,298	$ 1,288,298
Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Units issued during the period shares (in Shares)				885,000
Unit price per share (in Dollars per share)				$ 10
Proceeds from issuance of private placement				$ 8,850,000
Private placement Units (in Shares)					885,000	885,000
Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Units issued during the period shares (in Shares)				2,000,000
Unit price per share (in Dollars per share)				$ 10
Units issued during the period value				$ 20,000,000
Deferred underwriting fees payable				1,400,000
Class A Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of shares redeemed (in Shares)		2,581,004	16,211,702		16,211,702	16,211,702
Number of temporary equity shares outstanding for redemptions (in Shares)					2,173,298	2,173,298
Temporary equity, redemption price per share (in Dollars per share)			$ 10.2
Class A Common Stock [Member] | IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Units issued during the period shares (in Shares)					17,500,000	17,500,000
Unit price per share (in Dollars per share)					$ 10	$ 10
Class A Common Stock [Member] | Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Units issued during the period shares (in Shares)					2,000,000	2,000,000
Subsequent Event [Member]
Description of Organization and Business Operations (Details) [Line Items]
Temporary equity stock shares redeemed during the period value		$ 26,481,101
Temporary equity stock redeemed during the period shares (in Shares)		2,581,004
True up payment made to the redeeming shareholders	$ 1,361,646
Subsequent Event [Member] | Marketable Securities [Member]
Description of Organization and Business Operations (Details) [Line Items]
Assets held-in-trust, current		$ 41,665,974
Subsequent Event [Member] | Class A Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of shares redeemed (in Shares)		2,581,004
US Treasury Securities [Member] | Subsequent Event [Member]
Description of Organization and Business Operations (Details) [Line Items]
Cash balance in trust account							$ 13,823,227
IR Act [Member]
Description of Organization and Business Operations (Details) [Line Items]
Excise tax percentage								1.00%
Business Combination [Member]
Description of Organization and Business Operations (Details) [Line Items]
Business acquisition, effective date of acquisition					Jun. 08, 2023	Apr. 08, 2023
Sponsor [Member] | IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Deferred underwriting fees payable				$ 9,150,000
Sponsor [Member]
Description of Organization and Business Operations (Details) [Line Items]
Maximum borrowing capacity			$ 1,500,000		$ 1,500,000	$ 1,500,000
Sponsor [Member] | Unsecured promissory note [Member]
Description of Organization and Business Operations (Details) [Line Items]
Unsecured promissory note			$ 1,500,000
Sponsor [Member] | Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Units issued during the period shares (in Shares)				845,000
Unit price per share (in Dollars per share)				$ 10
Proceeds from issuance of private placement				$ 8,450,000
Sponsor and Cohen and Company Capital Markets [Member] | Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Units issued during the period shares (in Shares)				699,996
Additional units issued during the period shares (in Shares)				40,000
Proceeds from issuance of additional private placement units				$ 400,000
Initial Stockholders [Member]
Description of Organization and Business Operations (Details) [Line Items]
Percentage of public shares					100.00%	100.00%